Fair Value Measurements - Financial Instruments Not Carried At Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	$ 176,364	$ 158,888
Liabilities	174,211	155,703
Funds withheld liability	6,379	0
ACL on mortgage loans	12	17
Reported Value Measurement [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Funds withheld liability	6,379
Reported Value Measurement [Member] | Level 3 | Other policyholder funds and benefits payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	5,137	5,282
Reported Value Measurement [Member] | Level 3 | Policy loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,484	1,452
Reported Value Measurement [Member] | Level 3 | Mortgage loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,131	2,092
Estimate of Fair Value Measurement [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Funds withheld liability	6,379
Estimate of Fair Value Measurement [Member] | Level 3 | Other policyholder funds and benefits payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	4,792	5,261
Estimate of Fair Value Measurement [Member] | Level 3 | Policy loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value	1,484	1,452
Estimate of Fair Value Measurement [Member] | Level 3 | Mortgage loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value	$ 2,138	$ 2,248